CAPITAL STOCK	12 Months Ended
Dec. 31, 2025
Capital stock [Abstract]
Capital Stock	Capital Stock

Authorized Capital Stock
Our authorized capital stock is composed of an unlimited
number of common shares (issued 1,675,360,395 common
shares as at December 31, 2025). Our common shares
have no par value.
Dividends
In 2025, we declared and paid dividends in US dollars
totaling $890 million (2024: $696 million).
The Company’s dividend reinvestment plan
resulted in $4 million (2024: $4 million) reinvested into the
Company.
At the February 4, 2026 meeting, the Board of
Directors authorized a dividend of $0.42 per share
(approximately $700 million dollars) to be paid on March 16,
2026 to shareholders of record at the close of business on
February 27, 2026.
Share Buyback Program
At the February 11, 2025 meeting, the Board of Directors
authorized a share buyback program for the repurchase of
up to $1.0 billion of the Company’s outstanding common
shares over the next 12 months. At the November 7, 2025
meeting, the Board of Directors authorized an increase in
the share buyback program for the repurchase of up to an
additional $500 million of the Company’s outstanding
common shares before the program expires in February
2026.  In 2025, Barrick purchased 51.9 million common
shares for a total cash amount of $1.5 billion under this
program and accrued $30 million in related taxes.